Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 79.9%
128,135	iShares iBoxx High Yield Corporate Bond ETF (a)	$9,496,085
104,527	SPDR Bloomberg High Yield Bond ETF (a)	9,495,233

	TOTAL INVESTMENT COMPANIES (Cost $18,861,596)	$18,991,318

SHORT TERM INVESTMENTS - 2.7%

Money Market Funds - 2.7%
630,000	Invesco Government & Agency Portfolio Institutional Shares, 5.04% (b)(c)	$630,000

	TOTAL SHORT TERM INVESTMENTS (Cost $630,000)	$630,000

	TOTAL INVESTMENTS (Cost $19,491,596) - 82.6%	$19,621,318
	Other Assets in Excess of Liabilities - 17.4%	4,136,155

	TOTAL NET ASSETS - 100.0%	$23,757,473

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $630,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5.5600% representing 1 month SOFR rate + spread	UBS Securities LLC	10/10/2023	105,423	$9,451,540	$64,868

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 53.4%
16,180	Invesco QQQ Trust Series 1 (a)	$5,630,478

	TOTAL INVESTMENT COMPANIES (Cost $5,102,177)	$5,630,478

SHORT TERM INVESTMENTS - 7.5%
Money Market Funds - 7.5%
444,326	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.84% (b)(c)	$444,326
350,000	Invesco Government & Agency Portfolio Institutional Shares, 5.04% (b)(c)	350,000

	TOTAL SHORT TERM INVESTMENTS (Cost $794,326)	$794,326

	TOTAL INVESTMENTS (Cost $5,896,503) - 60.9%	$6,424,804
	Other Assets in Excess of Liabilities - 39.1%	4,124,595

	TOTAL NET ASSETS - 100.0%	$10,549,399

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $794,326.

Long Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.5600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	359	$4,751,360	$351,162
Total return of NASDAQ-100® Index	5.5600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2023	169	2,308,534	96,228

					$7,059,894	$447,390

Direxion Monthly NASDAQ-100® Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 45.0%
404,220	Invesco QQQ Trust Series 1 (a)	$140,664,518

	TOTAL INVESTMENT COMPANIES (Cost $112,815,218)	$140,664,518

SHORT TERM INVESTMENTS - 12.5%
Money Market Funds - 12.5%
39,201,868	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.84% (b)(c)	$39,201,868

	TOTAL SHORT TERM INVESTMENTS (Cost $39,201,868)	$39,201,868

	TOTAL INVESTMENTS (Cost $152,017,086) - 57.5%	$179,866,386
	Other Assets in Excess of Liabilities - 42.5%	132,905,382

	TOTAL NET ASSETS - 100.0%	$312,771,768

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,201,868.

Long Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.5600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	14,943	$174,133,476	$35,660,903
Total return of NASDAQ-100® Index	5.5600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	13,590	173,749,722	17,647,848

					$347,883,198	$53,308,751

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 49.5%
89,400	iShares Core S&P 500 ETF (a)	$37,497,042

	TOTAL INVESTMENT COMPANIES (Cost $34,681,585)	$37,497,042

SHORT TERM INVESTMENTS - 20.2%
Money Market Funds - 20.2%
12,870,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.84% (b)(c)	$12,870,000
2,470,000	Invesco Government & Agency Portfolio Institutional Shares, 5.04% (b)(c)	2,470,000

	TOTAL SHORT TERM INVESTMENTS (Cost $15,340,000)	$15,340,000

	TOTAL INVESTMENTS (Cost $50,021,585) - 69.7%	$52,837,042
	Other Assets in Excess of Liabilities - 30.3%	22,987,956

	TOTAL NET ASSETS - 100.0%	$75,824,998

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,340,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.3600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	7,480	$29,226,116	$1,647,896
Total return of S&P 500® Index	5.5100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/15/2023	15,291	60,660,609	2,274,228

					$89,886,725	$3,922,124

Direxion Monthly Small Cap Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 48.6%
22,500	iShares Russell 2000 ETF (a)	$3,909,825

	TOTAL INVESTMENT COMPANIES (Cost $3,963,228)	$3,909,825

SHORT TERM INVESTMENTS - 26.2%
Money Market Funds - 26.2%
1,395,888	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.84% (b)(c)	$1,395,888
710,000	Invesco Government & Agency Portfolio Institutional Shares, 5.04% (b)(c)	710,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,105,888)	$2,105,888

	TOTAL INVESTMENTS (Cost $6,069,116) - 74.8%	$6,015,713
	Other Assets in Excess of Liabilities - 25.2%	2,023,137

	TOTAL NET ASSETS - 100.0%	$8,038,850

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,105,888.

Long Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	5.6500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,475	$4,395,857	$(88,351)
Total return of Russell 2000® Index	4.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/15/2023	3,328	6,080,694	(335,820)

					$10,476,551	$(424,171)

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 52.7%
32,838	iShares 7-10 Year Treasury Bond ETF (a)	$3,220,094

	TOTAL INVESTMENT COMPANIES (Cost $3,230,359)	$3,220,094

SHORT TERM INVESTMENTS - 18.5%
Money Market Funds - 18.5%
640,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.84% (b)(c)	$640,000
491,473	Invesco Government & Agency Portfolio Institutional Shares, 5.04% (b)(c)	491,473

	TOTAL SHORT TERM INVESTMENTS (Cost $1,131,473)	$1,131,473

	TOTAL INVESTMENTS (Cost $4,361,832) - 71.2%	$4,351,567
	Other Assets in Excess of Liabilities - 28.8%	1,761,373

	TOTAL NET ASSETS - 100.0%	$6,112,940

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,131,473.

Long Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	5.6100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	43,745	$4,302,462	$(40,628)
Total return of iShares 7-10 Year Treasury Bond ETF	5.2100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2023	32,521	3,097,343	6 9,094

					$7,399,805	$28,466

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.7%
Money Market Funds - 32.7%
2,720,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.84% (a)(b)	$2,720,000
1,610,000	Invesco Government & Agency Portfolio Institutional Shares, 5.04% (a)(b)	1,610,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,330,000)	$4,330,000

	TOTAL INVESTMENTS (Cost $4,330,000) - 32.7%	$4,330,000
	Other Assets in Excess of Liabilities - 67.3%	8,920,257

	TOTAL NET ASSETS - 100.0%	$13,250,257

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,330,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.1600 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/13/2023	125,837	$12,281,566	$(40,401)
5.0100 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/14/2023	110,552	10,791,065	(28,217)

					$23,072,631	$(68,618)

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

May 31, 2023

Shares/Principal		Fair Value
U.S. GOVERNMENT OBLIGATIONS - 36.5%
	U.S. Treasury Note
1,165,000	0.25%, 06/15/2023	$1,162,741
8,030,000	4.25%, 10/15/2025	8,030,784
4,450,000	4.00%, 12/15/2025	4,433,312
3,750,000	3.25%, 06/30/2027	3,659,765
9,940,000	4.13%, 09/30/2027	10,041,730
8,045,000	3.88%, 12/31/2027	8,060,870
5,915,000	3.63%, 03/31/2028	5,871,793
1,535,000	5.50%, 08/15/2028	1,655,102

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $42,984,411)	$42,916,097

COMMON STOCKS - 27.9%
Banks - 0.8%
3,385	Cullen/Frost Bankers, Inc.	$339,177
4,466	JPMorgan Chase & Co.	606,081

		945,258

Beverages - 3.0%
12,745	PepsiCo, Inc.	2,324,051
19,255	The Coca-Cola Co.	1,148,753

		3,472,804

Capital Markets - 1.0%
8,220	Ares Management Corp.	715,880
5,120	The Blackstone Group, Inc.	438,477

		1,154,357

Commercial Services & Supplies - 1.2%
10,340	Republic Services, Inc.	1,464,454

Communications Equipment - 1.3%
31,330	Cisco Systems, Inc.	1,556,161

Consumer Staples Distribution & Retail - 2.1%
5,065	Dollar General Corp.	1,018,521
9,750	Walmart, Inc.	1,431,982

		2,450,503

Food Products - 0.5%
6,970	McCormick & Co., Inc.	597,538

Health Care Equipment & Supplies - 0.5%
5,025	Zimmer Biomet Holdings, Inc.	639,884

Health Care Providers & Services - 1.7%
3,300	AmerisourceBergen Corp.	561,495
2,995	UnitedHealth Group, Inc.	1,459,284

		2,020,779

Hotels, Restaurants & Leisure - 1.1%
4,375	McDonald’s Corp.	1,247,356

Household Products - 0.9%
13,975	Colgate-Palmolive Co.	1,039,461

IT Services - 2.9%
3,560	Accenture PLC (Ireland)	1,089,075
12,370	Booz Allen Hamilton Holding Corp.	1,244,175
8,850	Thomson Reuters Corp. (Canada)	1,125,543

		3,458,793

Pharmaceuticals - 3.3%
22,510	AstraZeneca PLC (United Kingdom)	1,645,031
5,110	Merck & Co., Inc.	564,195
3,515	Novo Nordisk A/S (Denmark)	564,017
27,860	Roche Holding AG (Switzerland)	1,102,977

		3,876,220

Software - 2.3%
8,270	Microsoft Corp.	2,715,785

Specialized REITs - 1.8%
8,975	Crown Castle International Corp.	1,016,060
41,280	Four Corners Property Trust, Inc.	1,060,896

		2,076,956

Specialty Retail - 0.7%
3,835	Tractor Supply Co.	803,778

Technology Hardware, Storage & Peripherals - 2.2%
14,870	Apple, Inc.	2,635,707

Textiles, Apparel & Luxury Goods - 0.6%
6,705	NIKE, Inc.	705,768

	TOTAL COMMON STOCKS (Cost $25,909,994)	$32,861,562

CORPORATE BONDS - 14.2%
Aerospace & Defense - 0.9%
	Lockheed Martin Corp.
565,000	3.55%, 01/15/2026	$553,005
	Raytheon Technologies Corp.
570,000	4.13%, 11/16/2028	552,011

		1,105,016

Banks - 1.3%
	The PNC Financial Services Group, Inc.
460,000	5.35%, 12/02/2028	459,991
	Truist Financial Corp.
560,000	5.90%, 10/28/2026	555,973
	U.S. Bancorp
560,000	5.73%, 10/21/2026	557,119

		1,573,083

Biotechnology - 0.4%
	Amgen, Inc.
510,000	2.60%, 08/19/2026	476,314

Broadline Retail - 0.8%
	Amazon.com, Inc.
880,000	4.60%, 12/01/2025	883,139

Capital Markets - 0.6%
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	176,553
	The Charles Schwab Corp.
605,000	4.63%, 03/22/2030	579,928

		756,481

Consumer Finance - 0.5%
	Toyota Motor Credit Corp.
585,000	4.63%, 01/12/2028	586,347

Consumer Staples Distribution & Retail - 0.7%
	Walmart, Inc.
815,000	3.95%, 09/09/2027	811,147

Financial Services - 1.3%
	Berkshire Hathaway, Inc.
600,000	3.13%, 03/15/2026	583,345
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	518,476
	Mastercard, Inc.
420,000	4.88%, 03/09/2028	431,071

		1,532,892

Food Products - 0.2%
	The Hershey Company
275,000	4.25%, 05/04/2028	275,179

Household Products - 0.5%
	The Procter & Gamble Company
570,000	3.95%, 01/26/2028	567,991

Insurance - 0.5%
	Marsh & McLennan Cos, Inc.
585,000	4.38%, 03/15/2029	571,800

Interactive Media & Services - 0.5%
	Meta Platforms, Inc.
600,000	3.50%, 08/15/2027	576,668

IT Services - 1.4%
	Equinix, Inc.
745,000	2.63%, 11/18/2024	713,853
	Fiserv, Inc.
585,000	2.75%, 07/01/2024	568,126
	PayPal Holdings, Inc.
330,000	3.90%, 06/01/2027	323,304

		1,605,283

Media - 0.4%
	Comcast Corp.
475,000	4.15%, 10/15/2028	463,724

Pharmaceuticals - 1.0%
	Bristol-Myers Squibb Co.
690,000	2.90%, 07/26/2024	673,916
	Pfizer, Inc.
490,000	3.60%, 09/15/2028	472,776

		1,146,692

Retail REITs - 0.5%
	Realty Income Corp.
590,000	4.85%, 03/15/2030	578,137

Semiconductors & Semiconductor Equipment - 0.5%
	Texas Instruments, Inc.
565,000	4.60%, 02/15/2028	572,662

Software - 1.0%
	Microsoft Corp.
900,000	3.13%, 11/03/2025	875,736
	Oracle Corp.
345,000	2.88%, 03/25/2031	293,669

		1,169,405

Specialty Retail - 0.5%
	Lowe’s Companies, Inc.
575,000	4.40%, 09/08/2025	569,261

Technology Hardware, Storage & Peripherals - 0.7%
	Apple, Inc.
865,000	4.00%, 05/10/2028	863,127

	TOTAL CORPORATE BONDS (Cost $16,904,046)	$16,684,348

INVESTMENT COMPANIES - 13.8%
28,920	Ares Capital Corp. (a)	$541,961
8,510	Energy Select Sector SPDR Fund (a)	651,781
64,560	Janus Henderson AAA CLO ETF (a)	3,206,695
75,625	JPMorgan Nasdaq Equity Premium Income ETF (a)	3,573,281
62,150	Utilities Select Sector SPDR Fund (a)	4,035,400
55,775	SPDR Blackstone Senior Loan ETF (a)	2,292,352
24,615	Vanguard Short-Term Corporate Bond ETF (a)	1,869,509

	TOTAL INVESTMENT COMPANIES (Cost $16,274,753)	$16,170,979

SHORT TERM INVESTMENTS - 4.4%
Money Market Funds - 3.4%
3,961,915	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 5.02%(c)	$3,961,915
U.S. Treasury Bills - 1.0%
	U.S. Treasury Bill
1,195,000	5.19%, 8/15/2023 (d)	1,182,284

	TOTAL SHORT TERM INVESTMENTS (Cost $5,144,495)	$5,144,199

PREFERRED STOCKS - 2.3%
Banks - 1.4%
	Bank of America Corp.
16,550	5.00%, 09/17/2024	$354,501
	Citigroup, Inc.
5,600	6.88%, 11/15/2023	140,672
	KeyCorp
6,000	6.20%, 12/15/2170	117,960
	Pinnacle Financial Partners, Inc.
17,605	6.75%, 09/01/2025	397,521
	Wells Fargo & Co.
13,725	4.25%, 09/15/2026	232,227
	Wintrust Financial Corp.
15,505	6.88%, 07/15/2025	361,577

		1,604,458

Capital Markets - 0.6%
	Atlantic Union Bankshares Corp.
18,250	6.88%, 09/01/2025	368,467
	WesBanco, Inc.
17,560	6.75%, 11/15/2025	396,505

		764,972

Insurance - 0.3%
	The Allstate Corp.(b)
14,000	5.10%, 10/15/2024	370,020

	TOTAL PREFERRED STOCKS (Cost $3,052,275)	$2,739,450

	Total Investments - 99.1% (Cost $110,269,974)	$116,516,635
	Other Assets in Excess of Liabilities - 0.9%	1,043,056

	Total Net Assets - 100.0%	$117,559,691

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield at May 31, 2023.
(d)	The rate shown is the effective yield.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$18,991,318	$630,000	$2,166,841	$64,868	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,630,478	794,326	3,752,790	447,390	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	140,664,518	39,201,868	130,888,910	53,308,751	—
Direxion Monthly S&P 500® Bull 1.75X Fund	37,497,042	15,340,000	21,479,800	3,922,124	—
Direxion Monthly Small Cap Bull 1.75X Fund	3,909,825	2,105,888	2,458,456	—	(424,171)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	3,220,094	1,131,473	—	69,094	(40,628)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	4,330,000	9,093,667	—	(68,618)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$42,916,097	$—	$—	$42,916,097
Common Stocks	32,861,562	—	—	32,861,562
Corporate Bonds	—	16,684,348	—	16,684,348
Investment Companies	16,170,979	—	—	16,170,979
Short Term Investments	5,144,199	—	—	5,144,199
Preferred Stocks	2,739,450	—	—	2,739,450

For further detail on each asset class, see Schedule of Investments.